Note 13 - Stock Warrants and Warrant Liability (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended			1 Months Ended	0 Months Ended			0 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 17, 2011	Dec. 31, 2010	Feb. 17, 2011 Series K Warrants [Member]	Mar. 30, 2012 Series K Warrants [Member]	Sep. 28, 2011 Series K Warrants [Member]	Aug. 16, 2011 Series K Warrants [Member]	Feb. 17, 2011 Series K Warrants [Member]	Mar. 31, 2012 Series K Warrants [Member]	Sep. 30, 2012 Series K Warrants [Member]	Dec. 31, 2011 Series K Warrants [Member]	Aug. 15, 2011 Series K Warrants [Member]	Feb. 17, 2011 Placement Agent Fee Warrants [Member]	Aug. 16, 2011 Series L Warrants [Member]	Sep. 28, 2011 Series L Warrants [Member]	Sep. 27, 2011 Series L Warrants [Member]	Aug. 16, 2011 Series J Warrants [Member]	Aug. 15, 2011 Series J Warrants [Member]	Sep. 28, 2011 Series M Warrants [Member]	Mar. 31, 2009 Series E Warrants [Member]	Mar. 31, 2013 Series E Warrants [Member]	Sep. 30, 2013 Series E Warrants [Member]
Note 13 - Stock Warrants and Warrant Liability (Details) [Line Items]
Warrants Issued During Period, Number (in Shares)						2,758,269							1,700,002					60,000	643,564					325,000
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)						$ 0.72							$ 2.40					$ 2.44	$ 1.17					$ 0.81
Period from which Warrants Become Exercisable									6 months				6 months						6 months					6 months
Term of Warrants									6 years				6 years					5 years	6 years
Fair Value Assumptions, Risk Free Interest Rate									1.40%	0.50%			1.40%					1.40%	0.30%					0.40%	2.69%	0.70%
Fair Value Assumptions, Expected Term									4 years 36 days	3 years			4 years 36 days					3 years 292 days	4 years 36 days					4 years 36 days	5 years	328 days
Fair Value Assumptions, Expected Volatility Rate									103.20%	109.30%			103.20%					103.20%	109.50%					109.10%	112.00%	127.50%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%					0.00%	0.00%			0.00%					0.00%	0.00%					0.00%	0.00%	0.00%
Warrants Issued During Period, Value (in Dollars)									$ 2,600,000				$ 2,600,000					$ 89,000	$ 554,000					$ 193,000	$ 1,000,000
Derivative Liability, Current (in Dollars)					9	317,490			2,600,000				2,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.36		1.36		1.36	3.57		9.32		0.40	0.80	1.01				0.60	2.40			0.81	1.17	1.17	2.44
Estimated Value Assigned to Reduction In Exercise Price (in Dollars)											50,000	270,000
Warrants Exercised During Period, Number (in Shares)					472,222										472,222
Warrants Exercised During Period, Weighted Average Exercise Price (in Dollars per share)					$ 0.60										$ 0.60
Proceeds from Warrant Exercises (in Dollars)				283,334	283,333									283,000	283,000
Change in Estimated Value Assigned to Warrants Classified as Increase to Equity and Decrease to Warrant Liability (in Dollars)														253,000	253,000
Warrants and Rights Outstanding (in Dollars)							2,600,000			481,000
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net (in Dollars)														425,000
Estimated Value Assigned to Reduction in Exercise Price and Extension of Warrants (in Dollars)																						86,000		31,000
Number of Warrants Issued During Period (in Shares)									1,700,002					472,222											334,822
Warrants Issued Weighted Average Exercise Price (in Dollars per share)									$ 2.40					$ 0.60											$ 5.36
Derivative Liability (in Dollars)	0		0		9	317,490			2,600,000				2,600,000												1,000,000	0
Derivative, Gain (Loss) on Derivative, Net (in Dollars)		$ 8,972	$ 9	$ (417,668)	$ (416,526)	$ 2,592,722																					$ 9
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	1.36		1.36		1.36	3.57		9.32		0.40	0.80	1.01				0.60	2.40			0.81	1.17	1.17	2.44
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	3,398,045		3,398,045